Note 8 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Components of trade and other receivables [text block]

	December 31,	December 31,
	2022	2021
	$	$
Receivable from Minera Juanicipio (Notes 10 & 18)	323	1,944
Value added tax ("IVA" and "GST")	382	152
Other receivables	3	1
	708	2,097